Business combinations and other significant transactions (Tables)	12 Months Ended
Dec. 31, 2022
Business combinations and other significant transactions
Schedule of detailed information about business combinations

Balance sheet values at the acquisition date of the business combinations realized in 2022 are shown in the following table:

	SKGR Energy Single Member SA (now Eni Plenitude Renewables Hellas Single Member SA)	Corazon I / Guajillo	Energía Eólica Boreas SLU	Export LNG Ltd	PLT (PLT Energia Srl and SEF Srl)	Other acquisitions and business combinations	Total

Cash and cash equivalents		2	12		17		31
Current financial assets					11		11
Other current assets		1	1		145		147
Current assets		3	13		173		189
Property, plant and equipment		189	100	650	532	1	1,472
Goodwill	52		18		412		482
Other non-current assets		45	157		288	19	509
Non-current assets	52	234	275	650	1,232	20	2,463
TOTAL ASSETS	52	237	288	650	1,405	20	2,652
Current financial liabilities		3	4		79		86
Other current liabilities		1		3	166	1	171
Current liabilities		4	4	3	245	1	257
Non-current financial liabilities	1	87	67		339	3	497
Provisions		7			7		14
Deferred tax liabilities			15		63		78
Other non-current liabilities		3	99		1		103
Non-current liabilities	1	97	181		410	3	692
TOTAL LIABILITIES	1	101	185	3	655	4	949
Equity attributable to Eni	51	121	103	647	750	16	1,688
Non-controlling interest		15					15
TOTAL EQUITY	51	136	103	647	750	16	1,703
TOTAL LIABILITIES AND EQUITY	52	237	288	650	1,405	20	2,652

Schedule of detailed information about divestments

Balance sheet values of the divestments and/or business combinations realized in 2022 are shown in the following table:

	Azule Energy Holdings Ltd	Vårgrønn AS	Assets in Pakistan	Other divestments	Total
Cash and cash equivalents	35		28	7	70
Current financial assets	221				221
Other current assets	1,266		106	5	1,377
Current assets	1,522		134	12	1,668
Property, plant and equipment	4,358		9	1	4,368
Other non-current assets	3,512	731	7		4,250
Non-current assets	7,870	731	16	1	8,618
TOTAL ASSETS	9,392	731	150	13	10,286
Current financial liabilities	302	173			475
Other current liabilities	990		58	3	1,051
Current liabilities	1,292	173	58	3	1,526
Non-current financial liabilities	1,710	190	1		1,901
Provisions	632		75		707
Deferred tax liabilities	528				528
Other non-current liabilities	47		17	1	65
Non-current liabilities	2,917	190	93	1	3,201
TOTAL LIABILITIES	4,209	363	151	4	4,727
Equity attributable to Eni	5,183	368	(1)	9	5,559
TOTAL EQUITY	5,183	368	(1)	9	5,559
TOTAL LIABILITIES AND EQUITY	9,392	731	150	13	10,286